Prepayments, Receivables and Other Asset	12 Months Ended
Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSET
5.	PREPAYMENTS, RECEIVABLES AND OTHER ASSET

As of March 31, 2019 and 2018, prepayments, receivables and other assets consisted of the following:

	March 31, 2019	March 31, 2018

Staff IOU	$670,619	$622,445
Receivable from third party company	-	192,236
VAT and surcharges recoverable	-	58,713
Others	36,718	37,212
	$707,337	$910,606

The Staff IOU is a short term petty cash which should be paid off within one year.